JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 94.1%
Alternative Assets — 2.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	6,959	115,239

Fixed Income — 24.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	22,216	247,482
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	93,774	742,688
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	9,193	62,973
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,457	9,998
JPMorgan High Yield Fund Class R6 Shares (a)	19,404	133,889

Total Fixed Income		1,197,030

International Equity — 25.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,064	34,031
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	12,313	216,096
JPMorgan International Equity Fund Class R6 Shares (a)	15,261	282,794
JPMorgan International Focus Fund Class R6 Shares (a)	11,133	275,092
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	22,870	437,966

Total International Equity		1,245,979

U.S. Equity — 41.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	14,981	477,740
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	674	42,014
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	945	20,960
JPMorgan Small Cap Value Fund Class R6 Shares (a)	706	20,965
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,126	467,742
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	13,412	468,763
JPMorgan Value Advantage Fund Class R6 Shares (a)	11,796	480,323

Total U.S. Equity		1,978,507

TOTAL INVESTMENT COMPANIES (Cost $3,815,404)		4,536,755

EXCHANGE-TRADED FUNDS — 5.2%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	402	42,723

Fixed Income — 0.7%
JPMorgan High Yield Research Enhanced ETF (a)	695	33,973

International Equity — 1.4%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,609	66,159

U.S. Equity — 2.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,265	108,217

TOTAL EXCHANGE-TRADED FUNDS (Cost $238,514)		251,072

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $19,867)	19,929	19,693

	Shares (000)
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $72,251)	72,251	72,251

Total Investments — 101.2% (Cost $4,146,036)		4,879,771
Liabilities in Excess of Other Assets — (1.2)%		(56,294)

Net Assets — 100.0%		4,823,477

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	281	06/2022	USD	11,709	362
MSCI EAFE E-Mini Index	99	06/2022	USD	10,615	254
S&P 500 E-Mini Index	373	06/2022	USD	84,512	6,855

					7,471

Short Contracts
MSCI Emerging Markets E-Mini Index	(1,016)	06/2022	USD	(57,155)	(4,438)

					3,033

Abbreviations

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$251,072	$—	$—	$251,072
Investment Companies	4,536,755	—	—	4,536,755
U.S. Treasury Obligations	—	19,693	—	19,693
Short-Term Investments
Investment Companies	72,251	—	—	72,251

Total Investments in Securities	$4,860,078	$19,693	$—	$4,879,771

Appreciation in Other Financial Instruments
Futures Contracts	$7,471	$—	$—	$7,471
Depreciation in Other Financial Instruments
Futures Contracts	(4,438)	—	—	(4,438)

Total Net Appreciation/Depreciation in Other Financial Instruments	$3,033	$—	$—	$3,033

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$67,551	$—	$—	$(1,392)	$66,159	1,609	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$59,551	$—	$22,550	$3,328	$2,394	$42,723	402	$871	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	108,148	19,441	15,559	1,540	(5,353)	108,217	1,265	729	—
JPMorgan Core Bond Fund Class R6 Shares (a)	302,367	18,527	52,341	(1,749)	(19,322)	247,482	22,216	4,396	2,026
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	814,139	125,605	138,523	(1,076)	(57,457)	742,688	93,774	14,593	5,174
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	57,466	18,286	4,738	(187)	(7,854)	62,973	9,193	1,814	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	—	34,788	—	—	(757)	34,031	1,064	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	400,619	55,139	147,434	2,030	(94,258)	216,096	12,313	10,339	9,889
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	57,537	2,130	41,274	(7,768)	(627)	9,998	1,457	2,130	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	353,781	219,243	33,180	4,764	(66,868)	477,740	14,981	—	58,413
JPMorgan High Yield Fund Class R6 Shares (a)	131,016	18,805	8,183	514	(8,263)	133,889	19,404	4,531	—
JPMorgan High Yield Research Enhanced ETF (a)	97,730	—	57,900	(3,113)	(2,744)	33,973	695	2,947	—
JPMorgan Income Fund Class R6 Shares (a)	43,146	997	42,376	(1,524)	(243)	—	—	1,051	—
JPMorgan International Equity Fund Class R6 Shares (a)	240,996	99,879	26,645	1,042	(32,478)	282,794	15,261	5,039	10,320
JPMorgan International Focus Fund Class R6 Shares (a)	487,572	27,496	191,356	29,069	(77,689)	275,092	11,133	8,644	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	361,980	120,868	17,857	2,062	(29,087)	437,966	22,870	14,155	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	162,040	204	159,347	(9,384)	6,487	—	—	204	—
JPMorgan Realty Income Fund Class R6 Shares (a)	185,406	13,713	91,978	16,769	(8,671)	115,239	6,959	1,282	12,431
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	49,370	10,294	7,822	(360)	(9,468)	42,014	674	184	7,988
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	17,512	12,514	1,343	(502)	(7,221)	20,960	945	—	2,784
JPMorgan Small Cap Value Fund Class R6 Shares (a)	19,346	4,349	—	—	(2,730)	20,965	706	98	2,729
JPMorgan U.S. Equity Fund Class R6 Shares (a)	487,829	77,058	91,597	27,407	(32,955)	467,742	22,126	2,619	43,253
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%, 0.26% (a) (b)	72,915	775,419	776,083	—	—	72,251	72,251	21	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	321,474	169,485	324	(35)	(21,837)	468,763	13,412	3,079	46,402
JPMorgan Value Advantage Fund Class R6 Shares (a)	661,074	70,636	232,413	34,738	(53,712)	480,323	11,796	6,014	55,918

Total	$5,493,014	$1,962,427	$2,160,823	$97,565	$(532,105)	$4,860,078		$84,740	$257,327

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.